Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

4. Income Taxes

The components of income tax expense (benefit) attributable to continuing operations are as follows (in millions of dollars):

	2011	2010	2009
Income taxes currently payable:
U.S. federal	$65	$(144)	$(354)
State and other	(13)	(19)	1

	52	(163)	(353)

Deferred taxes:
U.S. federal	(930)	209	68
State and other	(185)	30	(89)

	(1,115)	239	(21)

	$(1,063)	$76	$(374)

The reconciliation of income tax expense (benefit) at the U.S. statutory rate to the income tax expense (benefit) attributable to continuing operations is as follows (in millions of dollars):

	For The Years Ended December 31,
	2011	2010	2009
Income tax expense (benefit) at U.S. statutory rate of 35 percent	$(863)	$131	$(287)
Increase (reduction) in income taxes resulting from:
Income attributable to noncontrolling interests	(51)	(65)	(37)
Manufacturers’ deduction	—	1	6
State income taxes (net of federal income tax effects)	(126)	7	(60)
Other	(23)	2	4

	$(1,063)	$76	$(374)

The tax effects of temporary differences which comprise the net deferred income tax liability are as follows (in millions of dollars):

	December 31,
	2011	2010
Deferred tax assets:
Retirement benefit liabilities	$213	$210
Environmental remediation liabilities	39	40
Other liabilities not yet deductible	235	171
Inventories	—	75
Federal net operating loss carryforward*	24	—
Federal tax credit carryforwards**	79	55
State net operating loss carryforwards, net of federal income tax effects***	79	89
Valuation allowance for state net operating loss carryforwards, net of federal income tax effects	(38)	(22)
Other	14	11

	645	629

Deferred tax liabilities:
Properties, plants and equipment	(479)	(1,563)
Investment in partnerships	(354)	(320)
Other	(2)	(7)

	(835)	(1,890)

Net deferred income tax liability	$(190)	$(1,261)

*The	federal net operating loss carryforward expires in 2031.
*	*Includes $49 million of tax credit carryforwards which will expire in 2030 and 2031 while the remaining credits have no expiration date.
***The	state net operating loss carryforward of $122 million at December 31, 2011 expires from 2019 through 2030.

The net deferred income tax liability is classified in the consolidated balance sheets as follows (in millions of dollars):

	December 31,
	2011	2010
Current asset	$286	$129
Noncurrent asset	68	—
Noncurrent liability	(544)	(1,390)

	$(190)	$(1,261)

Net cash payments (refunds) for income taxes were $45, $(375) and $141 million in 2011, 2010 and 2009, respectively. The Company received federal income tax refunds totaling $526 and $35 million, respectively, during 2010 and 2011 for the carryback of its 2009 net operating loss.

During 2011, Sunoco recorded a $16 million increase (net of federal income tax benefit) in the valuation allowance on state net operating loss carryforwards in connection with the decision to exit its refining business.

The following table sets forth the changes in unrecognized tax benefits (in millions of dollars):

	2011	2010	2009
Balance at beginning of year	$20	$20	$45
Additions attributable to tax positions taken in the current year	—	5	—
Additions attributable to tax positions taken in prior years	8	—	—
Reductions attributable to tax positions taken in prior years	(1)	(5)	(3)
Settlements	(11)	—	(22)

Balance at end of year	$16 *	$20	$20

*Includes	$16 million ($10 million after federal income tax benefits) related to tax positions which, if recognized, would impact the Company’s effective tax rate.

Accruals for interest and penalties totaled $12 and $9 million at December 31, 2011 and 2010, respectively.

The Company’s federal income tax returns have been examined by the Internal Revenue Service for all years through 2006. The federal examination for the 2007 and 2008 tax years has been completed and the Company has entered into an agreement to resolve all issues. The Company believes that appropriate accruals have been recorded for any potential adjustments. State and other income tax returns are generally subject to examination for a period of three to five years after the filing of the respective returns. The state impact of any amended federal returns remains subject to examination by various states for a period of up to one year after formal notification of such amendments to the states. The Company and its subsidiaries have various state and other income tax returns in the process of examination or administrative appeal. Among the issues applicable to those tax years which are under examination, appeal or otherwise are the deductibility of certain intercompany expenses that were claimed in the returns as filed and whether certain Sunoco entities have economic nexus in various jurisdictions. The Company does not expect any unrecognized tax benefits pertaining to income tax matters will significantly increase or decrease in the next twelve months.